Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Jul. 31, 2023	Jul. 31, 2022
Titan Pharmaceuticals Inc [Member]
Net operating loss carry-forwards		$ 49,611,000			$ 53,225,000
Research credit carryforwards		9,214,000			9,841,000
Other, net		1,655,000			1,980,000
Total deferred tax assets		60,480,000			65,046,000
Other, net					(19,000)
Total deferred tax liabilities					(19,000)
Less: Valuation allowance		(60,480,000)			(65,027,000)
Net deferred tax assets
TALENTEC SDN. BHD. [Member]
Net operating loss carry-forwards	$ 141,352		$ 189,010			$ 242,146
Total deferred tax assets	141,352		189,010			242,146
Less: Valuation allowance	(141,352)		(189,010)	$ (222,941)		(242,146)	$ (246,326)
Deferred tax assets:
Total deferred tax assets, net